Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment in 2020 and 2019 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2019
Cost	780,184	32,718	344,915	718,978	480,049	21,611	50,904	2,429,359
Accumulated depreciation	—	(16,394)	(156,293)	(513,830)	(247,093)	(15,310)	—	(948,920)
Net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
At December 31, 2019
Opening net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
Exchange differences	(25,205)	(536)	(6,846)	(8,770)	(9,802)	(207)	(3,170)	(54,536)
Additions	1,738	62	38,570	62,320	102,813	2,160	54,488	262,151
Revaluation surplus	(42,384)	—	—	—	—	—	—	(42,384)
Acquisition of subsidiaries	815	—	24,126	5,280	—	437	—	30,658
Reclassification from investment property	4,816	—	—	—	—	—	—	4,816
Transfers	—	12,643	13,614	16,772	—	35	(43,064)	—
Disposals	—	—	(81)	(3,308)	—	(129)	—	(3,518)
Disposals of subsidiaries	(10,379)	—	(571)	(22)	—	—	—	(10,972)
Reclassification to non-income tax credits (*)	—	—	—	(226)	—	—	—	(226)
Depreciation	—	(3,213)	(24,714)	(70,921)	(72,447)	(1,913)	—	(173,208)
Closing net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2019
Fair value for farmlands / Cost	709,585	44,887	413,727	791,024	573,060	23,907	59,158	2,615,348
Accumulated depreciation	—	(19,607)	(181,007)	(584,751)	(319,540)	(17,223)	—	(1,122,128)
Net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220
Year ended December 31, 2020
Opening net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220
Exchange differences	(36,422)	(432)	(55,368)	(112,657)	30,864	(617)	(6,445)	(181,077)
Additions	—	—	11,279	52,350	72,592	1,877	31,192	169,290
Revaluation surplus	41,490	—	—	—	—	—	—	41,490
Reclassification from investment property	3,127	—	—	—	—	—	—	3,127
Transfers	—	(177)	10,101	16,182	—	59	(26,165)	—
Disposals	(10,118)	—	(73)	(3,092)	—	(37)	—	(13,320)
Disposals of subsidiaries	(13,496)	—	—	—	—	—	—	(13,496)
Reclassification to non-income tax credits (*)	—	—	—	(363)	—	—	—	(363)
Depreciation	—	(3,086)	(21,055)	(62,788)	(52,147)	(1,503)	—	(140,579)
Closing net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292
At December 31, 2020
Fair value for farmlands / Cost	694,166	44,278	379,666	743,444	676,516	25,189	57,740	2,620,999
Accumulated depreciation	—	(22,693)	(202,062)	(647,539)	(371,687)	(18,726)	—	(1,262,707)
Net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2020 and 2019, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocated their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity